36 Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Disclosure of transactions between related parties [line items]
Amount guarantees	R$ 977,484
Caiua Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing	[1]
Date issued	12-23-2013	[1]
Final maturity	02.15.2029	[1]
Amount approved	R$ 84,600	[1]
Balance	R$ 50,256	[1]
Interest	49.00%	[1]
Amount guarantees	R$ 5,956	[1]
Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing	[1]
Date issued	12.28.2016	[1]
Final maturity	09.15.2032	[1]
Amount approved	R$ 426,834	[1]
Balance	R$ 431,366	[1]
Interest	49.00%	[1]
Amount guarantees	R$ 28,175	[1]
Guaraciaba Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing
Date issued	09.28.2016
Final maturity	01.15.2031
Amount approved	R$ 440,000
Balance	R$ 351,596
Interest	49.00%
Amount guarantees	R$ 172,282
Guaraciaba Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	07.15.2018
Final maturity	12.15.2030
Amount approved	R$ 118,000
Balance	R$ 123,946
Interest	49.00%
Amount guarantees	R$ 60,734
Mata de santa genebra [member]
Disclosure of transactions between related parties [line items]
Operation	Financing
Date issued	11.30.2017
Final maturity	07.15.2033
Amount approved	R$ 1,018,500
Balance	R$ 1,112,282
Interest	50.10%
Amount guarantees	R$ 557,253
Mata de Santa Genebra [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	04.15.2019
Final maturity	11.15.2030
Amount approved	R$ 210,000
Balance	R$ 208,014
Interest	50.10%
Amount guarantees	R$ 104,215
Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	01.09.2018
Final maturity	08.15.2032
Amount approved	R$ 100,000
Balance	R$ 99,732
Interest	49.00%
Amount guarantees	R$ 48,869

[1]	Guarantee awarded of fixed amount pursuant to the contractual provisions and formal requirements of the financial institution.